Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
Current tax	189,469	67,418	159,310
Deferred income tax expenses	(15,646)	(14,663)	(14,663)
Income tax expenses	173,823	52,755	144,647

Schedule of Two-Tiered Profits Tax Regime	Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HKD 2 million and 16.5% for any assessable profits in excess of HKD 2 million (equivalent to US$255,630).
	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
Income before tax expenses	345,230	540,712	1,073,176
Tax expenses at applicable rates in Hong Kong profits at tax rate of 16.5%	56,963	89,217	177,074

Tax reduction related to two-tiered profits tax regime	(21,158)	(21,219)	(21,089)
Tax incentives	(385)	(193)	(383)
Tax effect of non-taxable income	(15,487)	(15,050)	(10,955)
Tax effect of utilization of tax losses previously not recognised	74,401	-	-
Under provision in prior financial years	79,489	-	-
Income tax expense	173,823	52,755	144,647